DEBT	12 Months Ended
Dec. 31, 2022
DEBT

E.DEBT

On November 1, 2018, we entered into a five-year, $375 million unsecured revolving credit facility with a syndicate of U.S. banks.  On February 28, 2021, this credit agreement was amended to increase the availability from $375 million to $550 million by exercising the accordion feature in the original agreement. On December 6, 2022,  a second amendment was filed increasing the availability from $550 million to $750 million.  The facilities now include up to $60 million which may be advanced in the form of letters of credit, and up to $100 million (U.S. dollar equivalent) which may be advanced in Canadian dollars, Australian dollars, Sterling, Euros and such other foreign currencies as may subsequently be agreed upon among the parties. Cash borrowings are charged interest based upon an index selected by the Company, plus a margin that is determined based upon the index selected and upon the financial performance of the Company and certain of its subsidiaries. We are charged a facility fee on the entire amount of the lending commitment, at a per annum rate ranging from 15.0 to 30.0 basis points, also determined based upon our performance. The facility fee is payable quarterly in arrears.

On August 10, 2020, we entered into an unsecured Note Purchase Agreement under which we issued our 3.04% Series 2020 E Senior Notes, due August 10, 2032, in the aggregate principal amount of $50 million, our 3.08% Series 2020 F Senior Notes, due August 10, 2033, in the aggregate principal amount of $50 million, and our 3.15% Series 2020 G Senior Notes, due August 10, 2035, in the aggregate principal amount of $50 million. Proceeds from the sale of the Series E, F and G Senior Notes were used to fund the acquisition of PalletOne in January 2021.

Outstanding letters of credit extended on our behalf on December 31, 2022 and December 25, 2021 aggregated $59.0 million and $54.2 million; respectively, which includes approximately $3.3 million related to industrial development revenue bonds.  We had an outstanding balance of $5.5 million and $7.8 million, which includes foreign subsidiary borrowings, on the revolver at December 31, 2022, and December 25, 2021, respectively. After considering letters of credit, we had $741.2 million and $535.1 million in remaining availability on the revolver on December 31, 2022, and December 25, 2021, respectively.  Letters of credit have one-year terms, include an automatic renewal clause, and are charged an annual interest rate of 112.5 basis points, based upon our financial performance.

Long-term debt obligations are summarized as follows on December 31, 2022 and December 25, 2021 (amounts in thousands):

	2022	2021
Series 2020 Senior Notes E, due on August 10, 2032, interest payable semi-annually at 3.04%	$50,000	$50,000
Series 2020 Senior Notes F, due on August 10, 2033, interest payable semi-annually at 3.08%	50,000	50,000
Series 2020 Senior Notes G, due on August 10, 2035, interest payable semi-annually at 3.15%	50,000	50,000
Series 2018 Senior Notes C, due on June 14, 2028, interest payable semi-annually at 4.20%	40,000	40,000
Series 2018 Senior Notes D, due on June 14, 2030, interest payable semi-annually at 4.27%	35,000	35,000
Series 2012 Senior Notes Tranche A, due on December 17, 2022, interest payable semi-annually at 3.89%	—	35,000
Series 2012 Senior Notes Tranche B, due on December 17, 2024, interest payable semi-annually at 3.98%	40,000	40,000
Foreign subsidiary borrowings under revolving credit facility, due on December 6, 2027, interest payable monthly at a floating rate (4.13% on December 31, 2022 and 1.06% on December 25, 2021)	5,465	7,818
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (1.04% on December 31, 2022 and 0.14% on December 25, 2021)	3,300	3,300
Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (N/A on December 31, 2022 and 0.18% on December 25, 2021)	—	3,700
Finance leases and foreign affiliate debt	4,565	5,544
	278,330	320,362
Less current portion	(2,942)	(42,683)
Less debt issuance costs	(234)	(112)
Long-term portion	$275,154	$277,567

Financial covenants on the unsecured revolving credit facility and unsecured notes include minimum interest coverage tests and a maximum leverage ratio. The agreements also restrict the amount of additional indebtedness we may incur and the amount of assets which may be sold among other industry standard covenants. We were within all of our lending requirements on December 31, 2022 and December 25, 2021.

On December 31, 2022, the principal maturities of long-term debt and finance lease obligations are as follows (in thousands):

2023	$2,942
2024	40,817
2025	132
2026	136
2027	5,614
Thereafter	228,689
Total	$278,330

On December 31, 2022, the estimated fair value of our long-term debt, including the current portion, was $242.1 million, which was $36.2 million less than the carrying value. The estimated fair value is based on rates anticipated to be available to us for debt with similar terms and maturities. We consider the valuations of our long-term debt, including the current portion, to be Level 2 liabilities which rely on quoted prices in markets that are not active or observable inputs over the full term of the liability.